Investment in Associates (Details) - USD ($)	Jun. 16, 2025	Apr. 25, 2025	Mar. 05, 2024	Sep. 30, 2025	Apr. 04, 2025	Mar. 31, 2025
Investment in Associates [Line Items]
Investments (in Dollars)				$ 100,000
Mr. Ling Ngai Lok [Member]
Investment in Associates [Line Items]
Shares issued by the subsidiary company (in Shares)		10,000
Cambria Capital [Member]
Investment in Associates [Line Items]
Percentage of membership interests			100.00%
Purchase price (in Dollars)			$ 700,000
Membership Interests (in Dollars)					$ 100,000
Purchase Agreement [Member] | Cambria Capital [Member]
Investment in Associates [Line Items]
Percentage of membership interests					24.90%
Purchase Agreement [Member] | Second Closing [Member] | Cambria Capital [Member]
Investment in Associates [Line Items]
Percentage of membership interests			75.10%
Class A Ordinary Shares [Member]
Investment in Associates [Line Items]
Ordinary shares, shares issued (in Shares)				155,825,986		8,440,000
Solowin Investment Limited [Member] | Mr. Ling Ngai Lok [Member]
Investment in Associates [Line Items]
Shares held by the company (in Shares)		4,000
Shares issued by the subsidiary company (in Shares)		10,000
Percentage of the subsidiary company		40.00%
Purchase price per share (in Dollars per share)		$ 1
Tiger Coin (Hong Kong) Limited [Member]
Investment in Associates [Line Items]
Percentage of the subsidiary company	48.00%
Tiger Coin (Hong Kong) Limited [Member] | Class A Ordinary Shares [Member]
Investment in Associates [Line Items]
Purchase price (in Dollars)	$ 7,500,000
Ordinary shares, shares issued (in Shares)	7,500,000
Shared received on consideration (in Shares)	3,750,000